Significant Accounting Policies - Comparability and Reclassification Adjustment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies
Foreign currency translation adjustments	$ (627)	$ 9,082	$ (4,324)